Critical accounting estimates and assumptions	12 Months Ended
Dec. 31, 2025
Critical accounting estimates and assumptions
Critical accounting estimates and assumptions

4.       Critical accounting estimates and assumptions

The preparation of these consolidated financial statements requires Management to exercise judgment, make estimates, and adopt assumptions that impact the reported amounts of income, expenses, assets, and liabilities. However, the inherent uncertainty associated with these judgments, assumptions, and estimates may lead to substantial adjustments to the carrying amounts of assets, liabilities, income, and expenses in future periods.

The Group reviews the estimates and underlying assumptions used in its accounting estimates in each reporting period. Revisions to accounting estimates are recognized in the period in which the estimates are revised.

The areas that require a higher level of judgment and have greater complexity, as well as the areas in which assumptions and estimates are material for the financial statements, are disclosed below.

4.1     Measurement of ECL for accounts receivable and contract assets

The Group’s accounts receivable arise primarily from straightforward billing arrangements related to the provision of services, with no significant financing components or material variable consideration. Invoices are issued based on defined contractual milestones or periodic billing cycles, and payment terms are standard and short-term. The Company assesses credit risk on its account receivables and contract assets considering historical loss experience, payment behavior, customer profile characteristics and available forward-looking information.

The allowance for expected losses on trade accounts receivable from customers is, therefore, estimated based on the loss risk in an aging list model. The characteristics of the Group’s trade accounts receivable are (i) immaterial financial component; (ii) non-complex receivables portfolio; and (iii) low credit risk also due to the absence of significant historical losses and the setting of credit limits by the Group for its customers, which are mostly represented by large corporations.

For trade accounts receivable, the Group applies the simplified approach in calculating the ECL based on expected credit losses at each reporting date. The allowance determined based on (i) each of the subsidiaries credit losses historical experience, observed in each group of the trade accounts receivable aging list, and (ii) adjustments for specific forward-looking factors for defaulters and the economic environment. An estimated range is used based on the weighted average of the losses for the last 12 months.

4.2     Recognition and recoverability of deferred tax assets

Deferred tax assets are recognized for deductible temporary differences and unused tax losses to the extent that it is probable that taxable profit will be available against which they can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies and other sources of income. During 2025, the Group initially recognized a deferred income tax asset amounting to US$ 613, based on the Management´s conclusion that recoverability of these amounts is probable in the regular course of business. Refer to note 21 for further details..

The Group has US$ 5,231 of unrecognized tax losses as of December 31, 2025 (US$ 2,215 and US$ 2,397 on December 31, 2024 and 2023, respectively). These losses relate to subsidiaries with a history of losses, certain of which do not expire and none of which may be used to offset taxable income in other subsidiaries. The subsidiaries have neither any taxable temporary difference nor any tax planning opportunities available that could partly support the recognition of these losses as deferred tax assets. Based on this, the Group determined that it cannot recognize deferred tax assets on these tax losses carried forward.

4.3     Impairment assessment of goodwill

An impairment loss exists when the carrying amount of an asset or CGU exceeds its recoverable amount, which is the higher of fair value less cost of disposal and value in use. Fair value less costs of disposal is calculated based on information available about similar assets sold or market prices less additional costs to dispose of the asset.

Value in use is calculated based on the discounted cash flow model. Cash flow derives from financial budgets approved by Management for a discretionary period of five years, with a terminal value projected for the end of the period. The cash flows are prepared considering Management and market expectations for operations, estimated investments and working capital, as well as other economic factors that are specific to the Group and the nature of its risks and operations. The value in use is sensitive to the discount rate used under the discounted cash flow method, as well as the operating margins considered and the growth rate in perpetuity used for extrapolation purposes. Refer to note 8.1 for further details.